Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic earnings per common share:
Net income available to shareholders	$ 1,988	$ 1,884	$ 1,412	$ 1,998	$ 1,994	$ 2,540	$ 1,927	$ 2,138	$ 7,282	$ 8,599	$ 7,654
Basic earnings per share (in dollars per share)	$ 0.35	$ 0.33	$ 0.25	$ 0.35	$ 0.35	$ 0.45	$ 0.34	$ 0.38	$ 1.29	$ 1.52	$ 1.35
Diluted earnings per common share:
Net income available to shareholders	$ 1,988	$ 1,884	$ 1,412	$ 1,998	$ 1,994	$ 2,540	$ 1,927	$ 2,138	$ 7,282	$ 8,599	$ 7,654
Average shares outstanding (in shares)									5,639,744	5,662,013	5,662,081
Effect of dilutive stock options (in shares)									0	0	0
Average shares outstanding including dilutive stock options (in shares)									5,639,744	5,662,013	5,662,081
Diluted earnings per share (in dollars per share)	$ 0.35	$ 0.33	$ 0.25	$ 0.35	$ 0.35	$ 0.45	$ 0.34	$ 0.38	$ 1.29	$ 1.52	$ 1.35